Employee Benefit Obligations - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of sensitizations post-employment benefits to variations	100.00%
Discount rate assumes a decrease	$ 436,798	$ 349,448
Discount rate assumes a increase	521,892	414,404
Contribution plans recorded in employee expenses	809,753	840,493	$ 837,984
Defined estimate benefit plans disbursements amount in 2019, net	$ 221,988
Defined benefit plans, weighted average term	10 years 5 months 1 day
Employee Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Contribution plans recorded in employee expenses	$ 13,419	$ 11,736	$ 10,007
Chilean Holding Company
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans percentage	0.06%	0.06%
Brazilian Companies
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans percentage	96.86%	96.56%
Colombian Companies
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans percentage	2.66%	2.91%
Argentine Subsidiaries
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans percentage	0.29%	0.35%
Peruvian Companies
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plans percentage	0.13%	0.12%